Amounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Amounts Receivable and Prepaid Expenses
Schedule of Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2021	2020
Sales tax receivable	$79	$67
Deferred At-the-Market Offering costs [1]	352	–
Interest, refundable deposits and other receivables	85	587
Prepaid expenses [2]	1,351	823
Total	$1,867	$1,477